Acquisition of PEG Partners, LLC (Tables)	12 Months Ended
Dec. 31, 2018
PEG Partners LLC [Member]
Schedule of Consolidated Statements of Operations includes Revenues and Net Income from PEG

During the years ended December 31, 2018 and 2017, the accompanying consolidated statements of operations includes revenues and net income from PEG as follows (in thousands):

	2018	2017
Revenue	$24,028	$12,411
Net loss	(209)	(3,582)
Net loss attributable to non-controlling interests	(42)	(716)

Net loss attributable to Stabilis Energy, LLC	$(168)	$(2,866)

PEG Partners LLC [Member]
Schedule of Fair Value of Assets Acquired, Liabilities Assumed and Non Controlling Interests

The following table summarizes the estimated fair values of the assets acquired, liabilities assumed and non-controlling interests at the acquisition date (in thousands):

Cash	$969
Accounts receivable	1,584
Other current assets	500
Property, plant and equipment	24,122
Liabilities assumed	(12,454)
Non-controlling interest	(1,595)

Net assets acquired	13,126
Consideration transferred	—

Bargain purchase gain	$13,126